Financial Instruments by Category (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Financial Instruments by Category

	As of December 31,
	2016	2017
	NT$	NT$
Financial Assets
Loans and receivables
Cash and cash equivalents	24,476,270	24,444,083
Notes receivable	23,591	15,879
Accounts receivable	17,354,883	16,861,111
Other receivables	581,630	492,081
Time deposit pledged as collateral (shown as other current assets-other)	357,400	392,100
Refundable deposit (shown as other non-current assets-other)	501,924	666,936
Available-for-sale financial assets, current	178,176	—
Available-for-sale financial assets, non-current	3,615,658	4,135,207

	47,089,532	47,007,397

Financial Liabilities
Financial liabilities at amortised cost
Short-term loans	2,741,250	3,422,400
Accounts payable	8,194,647	7,456,974
Other payables	11,896,517	10,082,704
Receipts under custody (shown as other current liabilities-other)	76,231	74,149
Deposit received (shown as other current liabilities-other and other non-current liabilities)	38,907	60,499
Convertible bonds (including the current portion)	12,712,651	12,015,229
Long-term loans (including the current portion)	18,340,747	15,840,000
Long-term payable (shown as other non-current liabilities)	63,215	5,052
Financial liability at fair value through profit or loss	773,908	809,640

	54,838,073	49,766,647